Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	1,068,571
Proposed Maximum Offering Price per Unit	11.19
Maximum Aggregate Offering Price	$ 11,957,309.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,651.30
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") shall also cover such additional indeterminate number of additional securities of Almonty Industries Inc. (the "Registrant") as may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein. Represents Common Shares issuable under the Almonty Industries Inc. Omnibus Equity Incentive Plan adopted April 30, 2025. The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on July 29, 2026, a date within five (5) business days prior to the date of the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Options
Amount Registered | shares	1,562,996
Proposed Maximum Offering Price per Unit	11.19
Maximum Aggregate Offering Price	$ 17,489,925.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,415.36
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") shall also cover such additional indeterminate number of additional securities of Almonty Industries Inc. (the "Registrant") as may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein. The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on July 29, 2026, a date within five (5) business days prior to the date of the filing of this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Restricted Stock Units
Amount Registered | shares	2,191,021
Proposed Maximum Offering Price per Unit	11.19
Maximum Aggregate Offering Price	$ 24,517,524.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,385.87
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") shall also cover such additional indeterminate number of additional securities of Almonty Industries Inc. (the "Registrant") as may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. In addition, pursuant to Rule 416(c) under the Securities Act of 1933, this registration statement also covers an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan(s) described herein. The offering price has been estimated solely for the purposes of the calculation of the registration fee. The offering price has been calculated in accordance with the manner described in paragraphs (c) and (h) of Rule 457 under the Securities Act and is based upon the average of high and low prices reported by the Nasdaq Capital Market on July 29, 2026, a date within five (5) business days prior to the date of the filing of this Registration Statement.